Disposal group held for sale and Discontinued operations - Schedule of Results from Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations attributable to non-controlling interest		$ (5,348)	$ (1,888)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.06)	$ (0.06)
Certej Project | ROMANIA
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses		$ (4,039)	$ (4,989)
Impairment of property and equipment	$ (2,900)	(2,896)	(8,687)
Loss from operations		(6,935)	(13,676)
Proceeds on disposal		3,507	0
Net assets sold		(2,712)	0
Non-controlling interest on disposal		(15,633)	0
Reclassification of other comprehensive income		3,828	0
Loss from operations		(17,945)	(13,676)
Income tax expense		0	0
Loss from discontinued operations, net of tax		(17,945)	(13,676)
Loss from discontinued operations attributable to shareholders of the Company		(12,597)	(11,788)
Loss from discontinued operations attributable to non-controlling interest		$ (5,348)	$ (1,888)
Basic loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.06)	$ (0.06)